Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue	$ 22,333,251	$ 31,786,802	$ 41,788,196
Cost of revenue	12,328,546	12,473,050	11,622,348
Gross profit	10,004,705	19,313,752	30,165,848
Operating expenses
General and administrative expenses	6,364,607	4,900,269	4,066,178
Selling expenses	3,659,343	3,688,104	4,906,579
Total operating expenses	10,023,950	8,588,373	8,972,757
(Loss) Income from operations	(19,245)	10,725,379	21,193,091
Other income (expenses)
Interest income	9,360	74,553	42,320
Interest expenses	(7,427)	(6,008)	(6,162)
Gain (Loss) on disposal of property and equipment	226,258	(156,072)	(521,189)
Other income (expenses), net	113,727	151,771	(34,723)
Total other income (expenses), net	341,918	64,244	(519,754)
Profit before income tax	322,673	10,789,623	20,673,337
Income tax expense	(2,119,225)	(4,240,039)	(6,344,963)
Net (loss) income	(1,796,552)	6,549,584	14,328,374
Other comprehensive income
Net (loss) income	(1,796,552)	6,549,584	14,328,374
Foreign currency translation	1,928,012	(1,296,096)	(4,514,705)
Comprehensive income	$ 131,460	$ 5,253,488	$ 9,813,669
Basic (losses) earnings per share (in Dollars per share)	$ (0.7)	$ 6.45	$ 14.33
Diluted (losses) earnings per share (in Dollars per share)	$ (0.7)	$ 6.45	$ 14.33
Basic weighted average number of ordinary shares (in Shares)	2,564,265	1,016,205	1,000,000
Diluted weighted average number of ordinary shares (in Shares)	2,564,265	1,016,205	1,000,000